UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		February 13, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$63,561
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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
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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------


ACHILLION PHARMACEUTICALS         COM      00448Q201     1064       132800   SH         Sole                132800
ARIAD PHARMACEUTICALS INC         COM      04033A100     3303       172215   SH         Sole                172215
ATRICURE INC                      COM      04963C209     2356       341401   SH         Sole                341401
BIOSPECIFICS TECHNOLOGIES         COM      090931106      773        51692   SH         Sole                 51692
CARDICA INC                       COM      14141R101      698       634469   SH         Sole                634469
CARDIONET INC                     COM      14159L103     1383       606401   SH         Sole                606401
CARDIOVASCULAR SYSTEMS INC        COM      141619106      357        28470   SH         Sole                 28470
COMBIMATRIX CORP          *W EXP 05/01/201 20009T121        1         2325   SH         Sole                  2325
CUTERA INC                        COM      232109108     1084       120394   SH         Sole                120394
DENDREON CORP                     COM      24823Q107      366        69100   SH         Sole                 69100
DERMA SCIENCES INC            COM PAR $.01 249827502      910        81909   SH         Sole                 81909
DIGIRAD CORP                      COM      253827109      306       149169   SH         Sole                149169
DISCOVERY LABORATORIES INC        COM NEW  254668403     1057       500816   SH         Sole                500816
DYAX CORP                         COM      26746E103     1252       359856   SH         Sole                359856
EDAP TMS SA                  SPONSORED ADR 268311107      285       139527   SH         Sole                139527
EXACTECH INC                      COM      30064E109      570        33636   SH         Sole                 33636
GIVEN IMAGING LTD                 ORD SHS  M52020100     2907       166409   SH         Sole                166409
GRAYMARK HEALTHCARE INC     COM PAR $.0001 389465303      156       693027   SH         Sole                693027
GREATBATCH INC                    COM      39153L106      777        33443   SH         Sole                 33443
INFUSYSTEM HOLDINGS INC           COM      45685K102      813       542184   SH         Sole                542184
INSULET CORP                      COM      45784P101     3497       164781   SH         Sole                164781
INSULET CORP               NOTE 3.750% 6/1 45784PAC5     3248      3000000   PRN        Sole               3000000
JOHNSON & JOHNSON                 COM      478160104      659         9400   SH         Sole                  9400
LPATH INC                         COM NEW  548910306      248        49148   SH         Sole                 49148
MANNKIND CORP             NOTE 3.750% 12/1 56400PAA0     1340      1891000   PRN        Sole               1891000
MASIMO CORPORATION                COM      574795100      368        17500   SH         Sole                 17500
NEUROMETRIX INC                   COM NEW  641255203       86       198716   SH         Sole                198716
NOVADAQ TECHNOLOGIES INC          COM      66987G102     5694       641200   SH         Sole                641200
NUVASIVE INC               NOTE 2.750% 7/0 670704AC9      898      1000000   PRN        Sole               1000000
NXSTAGE MEDICAL INC               COM      67072V103      892        79300   SH         Sole                 79300
PALATIN TECHNOLOGIES INC      COM PAR $.01 696077403       78       130000   SH         Sole                130000
PHARMACYCLICS INC                 COM      716933106     7866       136139   SH         Sole                136139
PRECISION OPTICS CORP INC         COM      740294301      331       388889   SH         Sole                388889
PROTALIX BIOTHERAPEUTICS INC      COM      74365A101     2177       419366   SH         Sole                419366
RIGEL PHARMACEUTICALS INC         COM NEW  766559603     2019       310567   SH         Sole                310567
RTI BIOLOGICS INC                 COM      74975N105     1371       321067   SH         Sole                321067
SPECTRANETICS CORP                COM      84760C107      877        59362   SH         Sole                 59362
STEREOTAXIS INC                   COM NEW  85916J409      362       141783   SH         Sole                141783
SYNERON MEDICAL LTD               ORD SHS  M87245102      884       101947   SH         Sole                101947
THERAGENICS CORP                  COM      883375107      289       181619   SH         Sole                181619
TRANS1 INC                        COM      89385X105      931       375251   SH         Sole                375251
TROVAGENE INC             *W EXP 99/99/999 897238119       81        31250   SH         Sole                 31250
UROPLASTY INC                     COM NEW  917277204      162        49770   SH         Sole                 49770
VASCULAR SOLUTIONS INC            COM      92231M109      273        17302   SH         Sole                 17302
VERTEX PHARMACEUTICALS INC        COM      92532F100      515        12300   SH         Sole                 12300
XENOPORT INC                      COM      98411C100     1745       224537   SH         Sole                224537
YM BIOSCIENCES INC                COM      984238105     6252      2178299   SH         Sole               2178299










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